Fair Value Measurements (Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Mutual funds	$ 139	[1]	$ 134	[1]
Money market funds	483	[2]	226	[2]
Interest rate swap derivatives	6	[3]	7
Total assets measured at fair value	628		367
State and local obligations (including non-U.S. locales)	3		13
Other sovereign government obligations and supranational agencies			47
Corporate and other debt			2
Money market funds	149		186
Total fiduciary assets measured at fair value	152		248
Contingent consideration liability	63	[4]	110	[4]	106
Senior Notes due 2014	256	[5]	257
Total liabilities measured at fair value	319		367
Identical Assets (Level 1) [Member]
Mutual funds	139	[1]	134	[1]
Money market funds	483	[2]	226	[2]
Total assets measured at fair value	622		360
Money market funds	149		186
Total fiduciary assets measured at fair value	149		186
Observable Inputs (Level 2) [Member]
Interest rate swap derivatives	6	[3]	7	[3]
Total assets measured at fair value	6		7
State and local obligations (including non-U.S. locales)	3		13
Other sovereign government obligations and supranational agencies			47
Corporate and other debt			2
Total fiduciary assets measured at fair value	3		62
Senior Notes due 2014	256	[5]	257
Total liabilities measured at fair value	256		257
Unobservable Inputs (Level 3) [Member]
Contingent consideration liability	63	[4]	110	[4]
Total liabilities measured at fair value	$ 63		$ 110

[1]	Included in other assets in the consolidated balance sheets.
[2]	Included in cash and cash equivalents in the consolidated balance sheets.
[3]	Included in other receivables in the consolidated balance sheets.
[4]	Included in accounts payable and accrued liabilities and other liabilities in the consolidated balance sheets
[5]	Included in long term debt in the consolidated balance sheets.